Note 8 - Intangible Assets - Gross Carrying Amount and Accumulated Amortization of Intangible Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Finite-lived intangible assets, accumulated amortization	$ (3,138)	$ (3,165)
Finite-lived intangible assets, unamortized intangible assets	3,290
Goodwill, gross carrying amount	802	802
Goodwill, accumulated impairment	0	0
Goodwill	802	802
Intangible assets (including goodwill), gross carrying amount	7,230	7,067
Intangible assets, unamortized intangible assets	4,092	3,902
Mortgage Servicing Rights [Member]
Finite-lived intangible assets, gross carrying amount	5,854	5,691
Finite-lived intangible assets, accumulated amortization	(2,574)	(2,648)
Finite-lived intangible assets, unamortized intangible assets	3,280	3,043
Core Deposits [Member]
Finite-lived intangible assets, gross carrying amount	574	574
Finite-lived intangible assets, accumulated amortization	(564)	(517)
Finite-lived intangible assets, unamortized intangible assets	$ 10	$ 57